Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Total	Issued capital	Capital reserve	Treasury shares	Cash flow hedge reserve	Accumulated losses
Beginning balance at Dec. 31, 2015	R$ (392,169)	R$ 479,423	R$ 838,658		R$ (92,769)	R$ (1,617,481)
Statement [LineItems]
Net income	(126,314)					(126,314)
Other comprehensive loss	58,984				58,984
Total comprehensive income (loss)	(67,330)				58,984	(126,314)
Issued capital (Note 19)	1,473,108	985,174	487,934
Share issuance costs	(21,501)		(21,501)
Capitalization of reserve (Note 19)		24,004	(24,004)
Share-based payment (Note 26)	9,879		9,879
Ending balance at Dec. 31, 2016	1,001,987	1,488,601	1,290,966		(33,785)	(1,743,795)
Statement [LineItems]
Net income	529,039					529,039
Other comprehensive income	22,593				22,593
Total comprehensive income (loss)	551,632				22,593	529,039
Issued capital (Note 19)	1,307,979	661,500	646,479
Exercise of stock options (Note 19)	17,899	13,276	4,623
Share issuance costs	(71,283)		(71,283)
Treasury shares (Note 19)	(2,745)			R$ (2,745)
Share-based payment (Note 26)	28,141		28,141
Ending balance (Impact of adoption of IFRS 9 [member]) at Dec. 31, 2017	(416)					(416)
Ending balance (Impact of adoption of IFRS 15 [member]) at Dec. 31, 2017	(41,319)					(41,319)
Ending balance (Currently Stated [member]) at Dec. 31, 2017	2,791,875	2,163,377	1,898,926	(2,745)	(11,192)	(1,256,491)
Ending balance at Dec. 31, 2017	2,833,610	2,163,377	1,898,926	(2,745)	(11,192)	(1,214,756)
Statement [LineItems]
Net income	420,277					420,277
Other comprehensive income	(106,132)				(106,132)
Total comprehensive income (loss)	314,145				(106,132)	420,277
Exercise of stock options (Note 19)	47,634	46,038	1,596
Treasury shares, net (Note 19)	(7,805)			(7,805)
Share-based payment (Note 26)	17,851		17,851
Ending balance at Dec. 31, 2018	R$ 3,163,700	R$ 2,209,415	R$ 1,918,373	R$ (10,550)	R$ (117,324)	R$ (836,214)